Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2011
Distribution Date	04/15/11
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$19,981,852.32	0.0748384	$-	-	$19,981,852.32
Class A-2 Notes	$267,000,000.00	1.0000000	$257,867,609.04	0.9657963	$9,132,390.96
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$924,281,852.32	0.7891077	$895,167,609.04	0.7642514	$29,114,243.28

Weighted Avg. Coupon (WAC)	4.64%		4.63%
Weighted Avg. Remaining Maturity (WARM)	55.19		54.31
Pool Receivables Balance	$1,103,594,526.74		$1,068,456,079.28
Remaining Number of Receivables	71,459		69,953

Adjusted Pool Balance	$1,073,394,840.76		$1,039,343,094.23

III. COLLECTIONS

Principal:
Principal Collections	$34,230,832.81
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$639,780.14
Total Principal Collections	$34,870,612.95

Interest:
Interest Collections	$4,114,655.80
Late Fees & Other Charges	$49,489.57
Interest on Repurchase Principal	$-
Total Interest Collections	$4,164,145.37

Collection Account Interest	$4,287.87
Reserve Account Interest	$899.74
Servicer Advances	$-

Total Collections	$39,039,945.93

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2011
Distribution Date	04/15/11
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$39,039,945.93
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$39,039,945.93
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$919,662.11		$919,662.11	$919,662.11
Collection Account Interest					$4,287.87
Late Fees & Other Charges					$49,489.57
Total due to Servicer					$973,439.55

3. Class A Noteholders Interest:
Class A-1 Notes		$6,387.26		$6,387.26
Class A-2 Notes		$126,825.00		$126,825.00
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$768,428.10		$768,428.10	$768,428.10

Available Funds Remaining:					$37,298,078.28

4. Principal Distribution Amount:					$29,114,243.28

		Distributable Amount		Paid Amount
Class A-1 Notes				$19,981,852.32
Class A-2 Notes				$9,132,390.96
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		29,114,243.28		$29,114,243.28
Total Noteholders Principal				$29,114,243.28

5. Available Amounts Remaining to reserve account					8,183,835.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					8,183,835.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$30,199,685.98
Beginning Period Amount	$30,199,685.98
Current Period Amortization	$1,086,700.93
Ending Period Required Amount	$29,112,985.05
Ending Period Amount	$29,112,985.05
Next Distribution Date Required Amount	$28,045,681.48

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$8,183,835.00
Current Period Release to Depositor	$8,183,835.00
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$149,112,988.44	$144,175,485.19	$144,175,485.19
Overcollateralization as a % of Adjusted Pool		13.89%	13.87%	13.87%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2011
Distribution Date	04/15/11
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.18%	69,378	99.32%	$1,061,146,705.03
30 - 60 Days	0.70%	490	0.57%	$6,135,527.75
61 - 90 Days	0.10%	72	0.09%	$934,352.28
91 + Days	0.02%	13	0.02%	$239,494.22
		69,953		$1,068,456,079.28
Total
Delinquent Receivables 61 + days past due	0.12%	85	0.11%	$1,173,846.50
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.15%	110	0.14%	$1,576,655.05
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	166	0.19%	$2,152,981.68
Three-Month Average Delinquency Ratio	0.17%		0.15%

Repossession in Current Period		53		$952,545.29
Repossession Inventory		53		$677,999.57

Charge-Offs
Gross Principal of Charge-Off for Current Period				$907,614.65
Recoveries				$(639,780.14)
Net Charge-offs for Current Period				$267,834.51

Beginning Pool Balance for Current Period				$1,103,594,526.74

Net Loss Ratio				0.29%
Net Loss Ratio for 1st Preceding Collection Period				0.34%
Net Loss Ratio for 2nd Preceding Collection Period				0.38%
Three-Month Average Net Loss Ratio for Current Period				0.34%

Cumulative Net Losses for All Periods				$2,170,625.13
Cumulative Net Losses as a % of Initial Pool Balance				0.16%

Principal Balance of Extensions				$3,131,036.34
Number of Extensions				182

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